Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 94,585	$ 104,024
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	44,381	42,867
Bad debt expense, net	2,461	544
Unrealized (gains) losses on interest rate swaps and caps, net	(2,073)	2,242
Amortization of debt issuance costs	6,370	3,679
Amortization of intangible assets	2,605	3,332
Amortization of acquired net below-market leases	(33)	(294)
Amortization of deferred revenue	(4,532)	(3,907)
Amortization of unearned income on direct financing and sales-type leases	(5,407)	(4,551)
Gains on sale of containers, net	(19,451)	(15,811)
Gain on sale of containers to noncontrolling interest		(19,773)
Share-based compensation expense	4,190	3,261
Changes in operating assets and liabilities	(14,571)	(19,619)
Total adjustments	13,940	(8,030)
Net cash provided by operating activities	108,525	95,994
Cash flows from investing activities:
Purchase of containers and fixed assets	(316,021)	(527,085)
Payment for Textainer Marine Containers Ltd. capital restructuring, net of cash acquired		(3,786)
Proceeds from sale of containers and fixed assets	47,563	35,410
Receipt of principal payments on direct financing and sales-type leases	18,157	14,973
Net cash used in investing activities	(250,301)	(480,488)
Cash flows from financing activities:
Proceeds from revolving credit facilities	150,530	137,000
Principal payments on revolving credit facilities	(123,993)	(40,000)
Proceeds from secured debt facilities	654,000	336,000
Principal payments on secured debt facilities	(832,697)	(353,803)
Proceeds from bonds payable	400,000	400,000
Principal payments on bonds payable	(52,418)	(25,750)
Increase in restricted cash	(770)	(20,907)
Debt issuance costs	(18,500)	(7,472)
Issuance of common shares upon exercise of share options	3,763	5,626
Excess tax benefit from share-based compensation awards	2,707	3,034
Capital contributions from noncontrolling interest	4,589
Dividends paid	(38,104)	(29,273)
Net cash provided by financing activities	149,107	404,455
Effect of exchange rate changes	5	120
Net increase in cash and cash equivalents	7,336	20,081
Cash and cash equivalents, beginning of the year	74,816	57,081
Cash and cash equivalents, end of period	82,152	77,162
Cash paid during the period for:
Interest and realized losses on interest rate swaps and caps, net	31,562	17,739
Net income taxes paid	254	99
Supplemental disclosures of noncash investing activities:
Increase in accrued container purchases	206,711	55,506
Containers placed in direct financing and sales-type leases	55,876	24,758
Intangible assets relinquished for container purchases	258	7,646
Contribution of nonmonetary assets for Textainer Marine Containers Ltd. capital restructuring:
Net investment in direct financing and sales-type leases		8,896
Containers, net		$ 124,153